Dec. 05, 2016

Janus Detroit Street Trust

Janus Henderson SG Global Quality Income ETF

(the “Fund”)

Supplement dated June 16, 2017

to Currently Effective Prospectus, as previously supplemented on June 5, 2017

On June 5, 2017, Société Générale, the index provider for the Fund’s underlying index, the SGI Global Quality Income Index (NTR-USD) (the “Underlying Index”), announced changes to the methodology for the Underlying Index. The changes will be implemented on the rebalance of the Underlying Index scheduled to begin on July 10, 2017.

Effective June 30, 2017, the following replaces the corresponding information for the Fund as noted below.

1)	The following replaces in its entirety the first paragraph under “Principal Investment Strategies” on page 2:

The Fund pursues its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks that comprise the SGI Global Quality Income Index (NTR-USD) (“Underlying Index”). The Underlying Index is systematic and rules-based and is designed to track the performance of quality companies globally that have attractive and sustainable dividends. The Underlying Index is constructed based on the premise that in the long run, quality companies that pay sustainable and higher dividends are a more reliable source of return than companies that take higher risks. The Underlying Index selects stocks from an investment universe of non-financial companies from developed countries having (1) a free-float adjusted market capitalization of at least $3 billion, times an adjustment factor, and (2) a six-month average daily volume of $15 million, times an adjustment factor. From this universe, Société Générale (the “Index Provider”) applies its rules-based methodology which assesses companies on a range of factors designed to identify the quality of a company’s business, its creditworthiness, and its ability to provide attractive and sustainable dividends. To meet the business quality criteria, a stock must score at least seven out of nine factors designed to indicate the quality of a company’s business, such as its return on assets and cash flow from operations. To meet the creditworthiness criteria, a stock must rank in the top 40% of all securities in the eligible universe using a “distance to default” methodology, which seeks to identify the financial health of a company. To meet the dividend yield criteria, a stock must have a dividend yield greater than 4%. See the “Information Regarding the Underlying Index” section further below for more details on how the Underlying Index is comprised.

2)	The following replaces in its entirety the first sentence in the third paragraph under the section titled “Principal Investment Strategies” beginning on page 3:

The number of stocks within the Underlying Index will generally range between approximately 75 and 125.

3)	The following replaces in its entirety the first sentence in the fourth paragraph under the section titled “Principal Investment Strategies” beginning on page 3:

The Underlying Index is reconstituted and rebalanced on a quarterly basis, over 5 days, and the Fund is rebalanced quarterly based on changes to the Underlying Index.

Please retain this Supplement with your records.